Land Use Rights, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Land Use Rights, Net [Line Items]
Amortization expense	$ 255,526	$ 214,499	$ 217,977